Offsets	Nov. 05, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Tampa Electric Co
Form or Filing Type	S-3
File Number	333-267890
Initial Filing Date	Oct. 14, 2022
Fee Offset Claimed	$ 99,180.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 900,000,000.00
Termination / Withdrawal Statement	The registrant has previously registered the offer and sale of $2,000,000,000 of securities pursuant to a universal shelf Registration Statement on Form S-3 (File No. 333-267890), filed with the Securities and Exchange Commission on October 14, 2022 (the "Prior Registration Statement"). In connection with the filing of the Prior Registration Statement, the registrant made a contemporaneous fee payment in the amount of $220,400. Of the $2,000,000,000 of securities registered under the Prior Registration Statement, $900,000,000 of the securities remain unsold (the "Unsold Securities"). All offerings under the Prior Registration Statement have been completed. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $99,180 that has already been paid and remains unused with respect to the Unsold Securities is offset against the registration fee of $345,250 due for this offering. The remaining balance of the registration fee, $246,070, has been paid in connection with this offering.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Tampa Electric Co
Form or Filing Type	S-3
File Number	333-267890
Filing Date	Oct. 14, 2022
Fee Paid with Fee Offset Source	$ 99,180.00
Offset Note	The registrant has previously registered the offer and sale of $2,000,000,000 of securities pursuant to a universal shelf Registration Statement on Form S-3 (File No. 333-267890), filed with the Securities and Exchange Commission on October 14, 2022 (the "Prior Registration Statement"). In connection with the filing of the Prior Registration Statement, the registrant made a contemporaneous fee payment in the amount of $220,400. Of the $2,000,000,000 of securities registered under the Prior Registration Statement, $900,000,000 of the securities remain unsold (the "Unsold Securities"). All offerings under the Prior Registration Statement have been completed. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $99,180 that has already been paid and remains unused with respect to the Unsold Securities is offset against the registration fee of $345,250 due for this offering. The remaining balance of the registration fee, $246,070, has been paid in connection with this offering.